Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	June 30, 2022	December 31, 2021
	(Unaudited)
Trade accounts receivable from third-part customers	$3,488,093	$1,345,755
Less: allowances for doubtful accounts	(709,366)	(904,052)
Total accounts receivable from third-party customers, net	2,778,727	441,703
Add: accounts receivable, net, related parties	86,219	93,589
Accounts receivable, net	$2,864,946	$535,292

Schedule of allowance for doubtful accounts
	June 30, 2022	December 31, 2021
	(Unaudited)
Beginning balance	$904,052	$6,888,710
Bad debt provision	11,102	1,949,778
Write off	-	(7,722,231)
Reduction due to divestitures		(299,544)
Recovery	(167,050)
Foreign exchange translation	(38,738)	87,339
Ending balance	$709,366	$904,052

Schedule of accounts receivable
	June 30, 2022	December 31, 2021
	(Unaudited)
Accounts Receivable Aging:
Less than 3 months	$2,686,015	$294,481
From 4 to 6 months	114,716	197,465
From 7 to 9 months	17,139	28,134
From 10 to 12 months	89,982	107,317
Over 1 year	666,460	811,947
Bad debt reserve	(709,366)	(904,052)
Accounts Receivable, net	$2,864,946	$535,292